Acquisitions (Tables)	12 Months Ended
Sep. 30, 2017
Business Acquisition [Line Items]
Summary of Changes in Carrying Amounts of Goodwill and Intangible Assets Including FGL's DAC and VOBA Balances
A summary of the changes in the carrying amounts of goodwill and intangible assets associated with Spectrum Brands’ continuing operations are as follows:

		Intangible Assets
	Goodwill	Indefinite Lived	Definite Lived	Total
Balance at September 30, 2015	$2,138.9	$957.6	$637.7	$1,595.3
Adjustments	3.3	—	3.2	3.2
Impairments (Note 2)	(10.7)	(2.7)	—	(2.7)
Periodic amortization	—	—	(60.6)	(60.6)
Effect of translation	1.8	(1.0)	0.6	(0.4)
Balance at September 30, 2016	2,133.3	953.9	580.9	1,534.8
Adjustments	—	—	(0.9)	(0.9)
Acquisitions (Note 3)	135.0	81.1	67.1	148.2
Impairments (Note 2)	—	(16.3)	—	(16.3)
Periodic amortization	—	—	(62.0)	(62.0)
Effect of translation	8.8	5.6	2.6	8.2
Balance at September 30, 2017	$2,277.1	$1,024.3	$587.7	$1,612.0

Summary of acquisition and integration related charges incurred
The following table summarizes acquisition and integration related charges associated with Spectrum Brands’ continuing operations for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Hardware & Home Improvement Business	$5.6	$12.6	$7.9
PetMatrix	4.5	—	—
Armored AutoGroup Parent Inc.	2.4	14.1	21.8
GloFish	1.0	—	—
Salix Animal Health LLC	0.7	1.9	10.6
European IAMS and Eukanuba pet food business	0.2	3.5	9.3
Other	1.3	2.6	6.9
Total acquisition and integration related charges	$15.7	$34.7	$56.5

GloFish [Member]
Business Acquisition [Line Items]
Summary of Changes in Carrying Amounts of Goodwill and Intangible Assets Including FGL's DAC and VOBA Balances
The values allocated to intangible assets and the weighted average useful lives are as follows:

	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$75.0	Indefinite
Technology	21.0	14
Customer relationships	12.0	16
Non-compete agreement	2.4	5
Total intangibles acquired	$110.4

Summary of fair value of assets acquired and liabilities assumed
The calculation of purchase price and purchase price allocation is as follows:

Purchase Price
Cash consideration	$255.2

Purchase Price Allocation
Cash and cash equivalents	$0.2
Receivables, net	7.8
Inventories, net	16.0
Property, Plant and Equipment, net	0.8
Goodwill	123.8
Intangibles, net	110.4
Other assets	0.9
Accounts payable and other current liabilities	(4.7)
Net assets acquired	$255.2